SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Corporate reorganization
On January 13, 2026, in connection with its previously announced plans to simplify its corporate structure, the company and BBU each held special meetings of their shareholders and unitholders, as applicable. At both meetings, the company and BBU received the required securityholder approvals to proceed with the Arrangement. On January 16, 2026, the company and BBU received the final order of the Supreme Court of British Columbia in respect of the Arrangement. The Arrangement was completed on March 27, 2026.
On March 27, 2026, pursuant to the Arrangement, all exchangeable shares were exchanged for newly issued class A shares of a publicly traded Canadian corporation (the “Corporation”) on a one-for-one basis. Following the Arrangement, the company was renamed to Brookfield Business Holdings Corporation (“BBHC”) and became a subsidiary of the Corporation. The company will be delisted and will cease to be a reporting issuer.
(b)Dividend
On March 12, 2026, the Board of Directors declared a quarterly dividend in the amount of $0.0625 per exchangeable share, payable on March 31, 2026 to shareholders of record as at the close of business on March 23, 2026.